Note 10 - Share Capital - Weighted Average Assumptions (Details)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Risk-free interest rate	3.18%	4.18%
Expected life (years)	2.87	2.87
Expected volatility	46.66%	52.75%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	3.69%	3.00%